Offerings - Offering: 1	Jul. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value share
Amount Registered | shares	2,200,220
Proposed Maximum Offering Price per Unit	3.115
Maximum Aggregate Offering Price	$ 6,853,685.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 946.49
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share ("Common Stock"), of SRX Global Inc. (the "Company") that may become issuable under the Company's 2019 Amended and restated Incentive Award Plan (the "2019 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. Represents shares of Common Stock that were added to the shares authorized for issuance under the Amended and Restated 2019 Incentive Award Plan on June 17, 2026 pursuant to an amendment to the 2019 Plan approved by the Company's stockholders in connection with the consummation of the Company's share exchange transaction with EMJ Crypto Technologies, Inc. and the other parties thereto. Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(h) and 457(c) of the Securities Act, and based upon the average of the high and low sales prices ($4.41 and $1.82) of the Common Stock as reported on the NYSE American on July 6, 2026.